Parent Company Only Financial Information (Narrative) (Detail) (BTMU And MUTB [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
BTMU And MUTB [Member]
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,932,837